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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Address of principal executive offices)	(Zip code)
Michael R. West

9202 South Northshore Drive, Suite 300          Knoxville, TN  37922

(Name and address of agent for service)

With copy to: Jeffrey T. Skinner
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Registrant's telephone number, including area code: (855) 784-2399

Date of fiscal year end:       March 31, 2015

Date of reporting period:     September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

BPV FUNDS

Access your back porch vista.

SEPTEMBER 30, 2014 (Unaudited)

SEMI-ANNUAL REPORT

www.bpvfunds.com

Table of Contents

Shareholder Letter	1
Performance Update and Portfolio Information
BPV Core Diversification Fund	6
BPV Wealth Preservation Fund	7
BPV Low Volatility Fund	8
BPV Large Cap Value Fund	9
Portfolio of Investments
BPV Core Diversification Fund	10
BPV Wealth Preservation Fund	12
BPV Low Volatility Fund	14
BPV Large Cap Value Fund	16
Statements of Assets and Liabilities	22
Statements of Operations	26
Statements of Changes in Net Assets
BPV Core Diversification Fund	28
BPV Wealth Preservation Fund	30
BPV Low Volatility Fund	32
BPV Large Cap Value Fund	33
Financial Highlights
BPV Core Diversification Fund	34
BPV Wealth Preservation Fund	36
BPV Low Volatility Fund	38
BPV Large Cap Value Fund	39
Notes to Financial Statements	41
About Your Funds' Expenses	55
Other Information	57
Approval of Advisory Agreements	58

BPV Family of Funds	Shareholder Letter
September 30, 2014 (Unaudited)

Dear Shareholder:

The commentary below describes market conditions the Funds faced over the past six months and how they performed under those conditions.

Market Overview

The six-month period from April 1, 2014, through September 30, 2014, began on a slightly sour note as the ongoing crisis in Ukraine continued into May. This escalated investors' fears that trading between the European Union and Russia could slow, a scenario that could potentially slide the European Union back into recession. In response, the European Central Bank became more accommodative in their monetary policy by cutting interest rates and announcing a new Long-Term Refinancing Operation (LTRO) program. Domestic first quarter GDP came in at a negative 2.9 percent, but signs pointed to a rebound in second quarter growth. The Federal Reserve continued to taper their asset purchase program, but pledged to stay accommodative for a considerable time after asset purchases ended. Rates moved lower on easy monetary policy and weak first quarter growth. Equities moved higher on lower interest rates and expectations for strong future growth. Commodities were mixed with energy moving up and agriculture prices falling.

Much like the previous quarter, the third quarter also saw a mix of positive and negative data. The quarter began with Malaysian flight MH17 being shot down over Ukraine, and the Russia/Ukraine conflict lingered on investors' radar for the remainder of the quarter. Sanctions imposed on Russia began to ripple through the global economy, especially in some of the major European countries. The U.S. was pulled back into conflict in the Middle East as ISIS emerged as a threat in Syria and Iraq. Ebola began to spread throughout Western Africa, and the first case was diagnosed in the United States. Scotland came very close to passing a vote to become an independent nation, sparking fears that similar votes could happen in other European countries. Despite all of these things, there seemed to be little volatility in U.S. economic data and large cap equities. Nonfarm payrolls averaged growth of over 200k per month during the quarter, and Q2 GDP was initially released at a 4% pace and then subsequently revised up to 4.6%. Additionally, the S&P 500 Index ("S&P 500") posted its 7th consecutive quarterly gain. Under the surface, however, there is evidence of volatility returning to a market that has benefitted from a prolonged period of Fed-induced calm.

Performance of the BPV Core Diversification Fund

For the six-month period ended September 30, 2014, the Institutional Shares of the BPV Core Diversification Fund returned 2.18%, while the S&P 500 gained 6.42% during the same period.

The S&P 500 was up during both the second and third quarter, as were long-term treasuries. For the six-month period ended September 30, 2014, the return for the BofA Merrill Lynch U.S. 10+ Y Treasury Index was 7.30%. The Bloomberg Commodity Index,

BPV Family of Funds	Shareholder Letter
September 30, 2014 (Unaudited)

however, was down 11.76% for the period. We remained underweight commodities during the period, as we were cautious on the category. During the second quarter of 2014, we increased European equity exposure due to expectations of easier monetary policy and relative undervaluation. We also took profits in our long-term treasury position and added exposure to the Barclays U.S. Aggregate Bond Index to lower the duration of the Fund’s fixed income allocation. The Fund continued to utilize options help to manage the interest rate exposure and take advantage of low implied volatility. We also took profits on our PowerShares DB Agriculture Fund (DBA) position after a strong first quarter and worsening outlook for agriculture. Finally, we added a merger arbitrage fund, The Merger Fund (MERIX), on a strong outlook for the merger environment and relative attractiveness compared to other assets in the alternative space. During the third quarter, we added exposure to natural gas at a potentially attractive entry point. We maintained a relatively large long position in the US Dollars. We continue to believe that the U.S. economy is ahead of Europe and Japan and further stimulus and easing measures are necessary in those economies. We expect these measures to be bullish for the dollar euro and dollar yen trade. Going forward we will continue to look for opportunities across asset classes and remain committed to managing risk through diversification.

Performance of the BPV Wealth Preservation Fund

For the six-month period ended September 30, 2014, the Institutional Shares of the BPV Wealth Preservation Fund returned 1.25%, while the S&P 500 gained 6.42% during the same period.

Despite a good bit of negative news, which resulted in a number of volatility spikes during the six-month period, our hedged equity strategy produced positive returns. These results were driven by positive equity returns, which were partially offset by the cost of our hedging activity. More importantly, our option strategies effectively dampened volatility during the period, helping to reduce the drawdown relative to the S&P 500. However, the combination of increased volatility at the end of September and global concerns for growth shifted the viability of certain option strategies, notably the collar. With this in mind, and given that the S&P 500 was nearing our year end valuation target, we decided to limit the immediate downside exposure in the near term by writing in-the-money options. This allows for the Fund’s long puts options to be placed further out of the money, thereby reducing the cost of the hedge without sacrificing the downside protection. We also decided to add a longer-dated risk reversal that reflected our view for the S&P 500 over the next year, which reflects a tactical shift to enhance our potential upside capture and take a directional view on the market.

Performance of the BPV Low Volatility Fund

The BPV Low Volatility Fund launched on January 31, 2014. For the six-month period ended September 30, 2014, the BPV Low Volatility Fund returned 1.39%, while the S&P 500 gained 6.42% during the same period.

BPV Family of Funds	Shareholder Letter
September 30, 2014 (Unaudited)

The world events and volatility environment that impacted the BPV Wealth Preservation Fund similarly impacted the BPV Low Volatility Fund. Major tactical shifts undertaken during the six-month period include moving away from certain option strategies, notably the collar, and an increased use of other tactics such as writing in the money call options and adding a longer-dated risk reversal that reflected our outlook for the S&P 500 over the next year. Going forward, we expect that the winding down of direct intervention by the Federal Reserve will lead to increased volatility, but we believe that the S&P 500 will be higher at the end of 2015 than it is today. We believe that the increased volatility will provide ample opportunity to execute our strategy.

Performance of the BPV Large Cap Value Fund

The BPV Large Cap Value Fund launched on April 1, 2014. For the six-month period ended September 30, 2014, the Institutional Shares of the BPV Large Cap Value Fund returned 3.20% and the Russell 1000 Value Index, its benchmark, returned 4.90%.

The Fund trailed its benchmark in the second quarter mainly due to poor stock performance in the Industrials, Materials, and Information Technology sectors. Three of four categories of attractiveness, as defined by the Fund’s sub-adviser, AJO, were weak, chief among them momentum. Value was the only bright spot, especially among health care providers. Industry allocation also added to the bottom line, particularly within the Financials sector.

In the third quarter, the Fund’s -0.19% total return was on par with its Russell 1000 Value Index benchmark return of -0.19%. Management factors were particularly influential this quarter, especially as measured by the power of stock-buyback activity across the broad market. Results varied by sector and were further distinguished by a handful of holdings like United Therapeutics (UTHR), U.S. Steel (X), and Southwest Airlines (LUV). However, AJO’s stock picking in the Financials sector was less effective. Their models avoided several top-performing stocks due to recent negative earnings revision activity that the market shrugged off — while instead favoring Genworth Financial (GNW), which dropped nearly 25% during the third quarter after the announcement of a large one-time write-off.

AJO remains firm in their conviction that superior results can be achieved through a consistent, systematic approach that focuses on low-priced companies with proven management, earnings power, and sentiment.

Outlook

We enter the fourth quarter with many of the same factors as the third quarter: moderate growth in the domestic economy, weakness in Europe, and continued global central bank interventions. As such, we believe it is as important as ever to remain diversified. We expect volatility to increase slightly, as the Federal Reserve has ended its asset purchase program and will likely be normalizing monetary policy in the coming months. In such an environment, we believe that the BPV Core Diversification

BPV Family of Funds	Shareholder Letter
September 30, 2014 (Unaudited)

Fund offers prudent diversification through non-correlated asset classes. Likewise, we believe our hedged equity strategies, the BPV Low Volatility and Wealth Preservation Funds, also allow us an opportunity to provide returns with low volatility, as compared to the S&P 500. Finally, we will continue to be disciplined in our investment approach for the BPV Large Cap Value Fund.

In summary, we believe our Funds are performing favorably and that investors are well positioned for the coming year. Thank you for your investment in the BPV Funds and your faith in our portfolio managers.

Sincerely,

Miranda Davis and George Hashbarger, Jr.
Portfolio Managers, Quintium Advisors

Ted Aronson, Stefani Cranston, Gina Moore, Martha Ortiz, Greg Rogers, Brian Wenzinger, and Chris Whitehead
Portfolio Managers, AJO

The statements and opinions expressed are those of the Funds’ Portfolio Managers and are as of the date of this report.

The S&P 500 Total Return Index is the total return of the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You cannot invest directly in an index.

The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million. You cannot invest directly in an index.

The Bloomberg Commodity Index is the total return of a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector. You cannot invest directly in an index.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. You cannot invest directly in an index.

BPV Family of Funds	Shareholder Letter
September 30, 2014 (Unaudited)

A call option is an agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period.

A put option is an agreement that gives the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time.

Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

A Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By investing in options, a Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

Fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to security holders. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, bond prices will generally decline when investors anticipate or experience rising interest rates.

Diversification does not eliminate the risk of experiencing investment losses.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Fee waivers have positively impacted fund performance. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee which, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

BPV Core Diversification Fund	Performance Update
September 30, 2014 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Core Diversification Fund - Institutional Shares versus the S&P 500®
Index, 10+ Year Treasury Index and Bloomberg Commodity Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended September 30, 2014)
	1 Year	Since Inception(a)
BPV Core Diversification Fund - Institutional Shares	7.72%	4.56%
BPV Core Diversification Fund - Advisor Shares	7.32%	4.64%
S&P 500® Index	19.73%	22.60%(b)
10+ Year Treasury Index	11.29%	1.80%(b)
Bloomberg Commodity Index	-6.58%	-5.41%(b)

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	39.7%
Alternatives/Commodities	25.0%
Fixed Income	24.4%
Open-End Funds	5.8%
Cash Equivalents and Other Assets in Excess of Liabilities	5.0%
Options	0.1%

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through September 30, 2014.

BPV Wealth Preservation Fund	Performance Update
September 30, 2014 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Wealth Preservation Fund - Institutional Shares versus the S&P 500® Index,
US Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended September 30, 2014)
	1 Year	Since Inception(a)
BPV Wealth Preservation Fund - Institutional Shares	2.80%	2.73%
BPV Wealth Preservation Fund - Advisor Shares	2.36%	2.13%
S&P 500® Index	19.73%	22.60%(b)
US Treasury 1-3 Year Index	0.50%	0.48%(b)
Barclays U.S. Aggregate Bond Index	3.96%	2.49%(b)

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	55.3%
Cash Equivalents and Other Assets in Excess of Liabilities	43.9%
Options	0.8%

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through September 30, 2014.

BPV Low Volatility Fund	Performance Update
September 30, 2014 (Unaudited)

Comparison of the Change in Value of a $5,000,000 Investment in
BPV Low Volatility Fund - Institutional Shares versus the S&P 500® Index,
US Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

Total Returns (for the period ended September 30, 2014)
Since Inception(a)
BPV Low Volatility Fund - Institutional Shares	2.10%
S&P 500® Index	14.85%
US Treasury 1-3 Year Index	0.21%
Barclays U.S. Aggregate Bond Index	2.20%

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	55.8%
Cash Equivalents and Other Assets in Excess of Liabilities	43.4%
Options	0.8%

(a)	Commencement of operations for Institutional Shares was February 3, 2014.

BPV Large Cap Value Fund	Performance Update
September 30, 2014 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
 BPV Large Cap Value Fund - Institutional Shares versus the Russell 1000 Value Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses.

Total Returns (for the period ended September 30, 2014)
Since Inception(a)
BPV Large Cap Value Fund - Institutional Shares	3.20%
BPV Large Cap Value Fund - Advisor Shares	3.20%
Russell 1000 Value Index	4.90%

(a)	Commencement of operations for Institutional Shares and Advisor Shares was April 1, 2014.

Portfolio Information

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 89.1%	Shares	Value
Common Equity — 39.7%
SPDR® S&P 500® ETF Trust (a)	71,040	$13,996,301
Vanguard® FTSE Europe ETF	34,020	1,878,584
		15,874,885
Fixed Income — 4.7%
AdvisorShares Peritus High Yield ETF	37,715	1,890,653

Other and Alternative Assets — 25.0%
PowerShares® DB Agriculture Fund	63,910	1,632,900
PowerShares® DB Base Metals Fund	89,105	1,506,765
PowerShares® DB Energy Fund	38,490	1,036,147
PowerShares® DB US Dollar Index Bullish Fund	116,625	2,667,214
SPDR® Gold Shares (b)	11,375	1,321,889
United States Natural Gas Fund LP	61,270	1,354,680
United States Oil Fund LP	14,020	482,709
		10,002,304
U.S. Government & Agency Obligations — 19.7%
iShares® 20+ Year Treasury Bond Fund	33,950	3,947,367
iShares® Core U.S. Aggregrate Bond Fund	36,195	3,949,236
		7,896,603

Total Exchange-Traded Funds (Cost $30,861,699)		$35,664,445

OPEN-END FUNDS — 5.8%	Shares	Value
Arbitrage Funds — 5.8%
Merger Fund (The) - Institutional Shares (Cost $2,301,450)	141,540	$2,308,517

PURCHASED OPTION CONTRACTS — 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.1%
iShares 20+ Year Treasury Bond Fund (Cost $40,813)	10/18/14	$116.00	250	$28,250

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

MONEY MARKET FUNDS — 4.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (c) (Cost $1,653,583)	1,653,583	$1,653,583

Total Investments at Value — 99.1% (Cost $34,857,545)		$39,654,795

Other Assets in Excess of Liabilities — 0.9%		366,140	(d)

Net Assets — 100.0%		$40,020,935

(a)	All or a portion of the security is held as collateral for potential transactions in written options.

(b)	For federal income tax purposes, structured as a grantor trust.

(c)	The rate shown is the 7-day effective yield as of September 30, 2014.

(d)	Includes cash held as margin deposits for potential transactions in written options.

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 55.3%	Shares	Value
Common Equity — 55.3%
SPDR® S&P 500® ETF Trust(a) (Cost $31,831,898)	208,100	$40,999,862

PURCHASED OPTION CONTRACTS — 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.1%
SPDR® S&P 500® ETF Trust (Cost $88,743)	06/30/15	$205.00	150	$83,175

Put Option Contracts — 0.7%
SPDR® S&P 500® ETF Trust (Cost $648,703)	12/20/14	185.00	2,081	498,400

Total Purchased Option Contracts (Cost $737,446)				$581,575

MONEY MARKET FUNDS — 41.3%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $30,578,217)	30,578,217	$30,578,217

Total Investments at Value — 97.4% (Cost $63,147,561)		$72,159,654

Other Assets in Excess of Liabilities — 2.6%		1,901,936	(c)

Net Assets — 100.0%		$74,061,590

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Schedule of Written Option Contracts
September 30, 2014 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	12/20/14	$197.00	1,090	$552,085	$728,759
SPDR® S&P 500® ETF Trust	12/20/14	205.00	293	38,969	61,173
				591,054	789,932
Put Option Contracts
SPDR® S&P 500® ETF Trust	12/20/14	170.00	799	69,913	114,192
SPDR® S&P 500® ETF Trust	06/30/15	175.00	188	97,384	89,065
				167,297	203,257
Total Written Option Contracts				$758,351	$993,189

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS — 55.8%	Shares	Value
Common Equity — 55.8%
SPDR® S&P 500® ETF Trust(a) (Cost $29,834,559)	155,100	$30,557,802

PURCHASED OPTION CONTRACTS — 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.1%
SPDR® S&P 500® ETF Trust (Cost $64,472)	06/30/15	$205.00	109	$60,441

Put Option Contracts — 0.7%
SPDR® S&P 500® ETF Trust (Cost $423,375)	12/20/14	185.00	1,551	371,464

Total Purchased Option Contracts (Cost $487,847)				$431,905

MONEY MARKET FUNDS — 43.3%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $23,704,516)	23,704,516	$23,704,516

Total Investments at Value — 99.9% (Cost $54,026,922)		$54,694,223

Other Assets in Excess of Liabilities — 0.1%		34,443	(c)

Net Assets — 100.0%		$54,728,666

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Schedule of Written Option Contracts
September 30, 2014 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	12/20/14	$197.00	814	$412,291	$544,229
SPDR® S&P 500® ETF Trust	12/20/14	205.00	191	25,403	40,864
				437,694	585,093
Put Option Contracts
SPDR® S&P 500® ETF Trust	12/20/14	170.00	432	37,800	60,782
SPDR® S&P 500® ETF Trust	06/30/15	175.00	136	70,448	64,431
				108,248	125,213
Total Written Option Contracts				$545,942	$710,306

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8%	Shares	Value
Consumer Discretionary — 6.7%
Auto Components — 2.8%
Delphi Automotive PLC	1,730	$106,118
Lear Corporation	1,650	142,576
Magna International, Inc.	1,470	139,518
		388,212
Household Durables — 0.9%
NVR, Inc. (a)	64	72,321
Whirlpool Corporation	330	48,065
		120,386
Media — 0.8%
DIRECTV (a)	490	42,395
McGraw-Hill Companies, Inc. (The)	860	72,627
		115,022
Multiline Retail — 1.1%
Macy's, Inc.	2,450	142,541

Specialty Retail — 1.1%
Foot Locker, Inc.	2,710	150,812

Consumer Staples — 6.8%
Beverages — 0.6%
Coca-Cola Enterprises, Inc.	640	28,390
Dr Pepper Snapple Group, Inc.	860	55,307
		83,697
Food & Staples Retailing — 1.7%
Kroger Company (The)	2,830	147,160
Wal-Mart Stores, Inc.	1,110	84,882
		232,042
Food Products — 2.6%
Archer-Daniels-Midland Company	4,180	213,598
Tyson Foods, Inc. - Class A	3,690	145,275
		358,873
Personal Products — 0.1%
Herbalife Ltd.	280	12,250

Tobacco — 1.8%
Lorillard, Inc.	1,340	80,279
Philip Morris International, Inc.	1,960	163,464
		243,743

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8% (Continued)	Shares	Value
Energy — 12.9%
Energy Equipment & Services — 6.0%
Baker Hughes, Inc.	3,070	$199,734
Cameron International Corporation (a)	2,450	162,631
Halliburton Company	2,210	142,567
Oil States International, Inc. (a)	150	9,285
Patterson-UTI Energy, Inc.	5,160	167,855
Superior Energy Services, Inc.	4,180	137,397
		819,469
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corporation	610	72,785
ConocoPhillips	910	69,633
Exxon Mobil Corporation	2,450	230,423
Hess Corporation	1,340	126,389
Marathon Petroleum Corporation	860	72,816
SM Energy Company	860	67,080
Tesoro Corporation	2,290	139,644
Valero Energy Corporation	3,690	170,736
		949,506
Financials — 27.6%
Banks — 1.6%
Huntington Bancshares, Inc.	14,880	144,783
KeyCorp	5,280	70,382
		215,165
Capital Markets — 4.1%
Ameriprise Financial, Inc.	360	44,417
Goldman Sachs Group, Inc. (The)	1,600	293,712
T. Rowe Price Group, Inc.	2,090	163,856
Waddell & Reed Financial, Inc. - Class A	1,040	53,757
		555,742
Commercial Banks — 1.3%
Wells Fargo & Company	3,370	174,802

Consumer Finance — 3.1%
Capital One Financial Corporation	2,830	230,985
Discover Financial Services, LLC	2,950	189,950
		420,935
Diversified Financial Services — 3.7%
CBOE Holdings, Inc.	560	29,974
JPMorgan Chase & Company	7,990	481,318
		511,292

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8% (Continued)	Shares	Value
Financials — 27.6% (Continued)
Insurance — 11.0%
Aflac, Inc.	740	$43,105
Allstate Corporation (The)	3,320	203,749
American International Group, Inc.	5,040	272,261
Chubb Corp. (The)	510	46,451
Everest Re Group Ltd.	620	100,446
Genworth Financial, Inc. - Class A (a)	10,940	143,314
Lincoln National Corporation	1,600	85,728
PartnerRe Ltd.	860	94,505
RenaissanceRe Holdings Ltd.	980	97,990
Travelers Companies, Inc. (The)	2,210	207,607
Unum Group	2,710	93,170
XL Group PLC	3,430	113,773
		1,502,099
Real Estate Investment Trusts (REIT) — 1.3%
Host Hotels & Resorts, Inc.	8,490	181,092

Real Estate Management & Development — 0.8%
CBRE Group, Inc. - Class A (a)	3,830	113,904

Thrifts & Mortgage Finance — 0.7%
Radian Group, Inc.	6,800	96,968

Health Care — 13.6%
Biotechnology — 2.0%
Biogen Idec, Inc. (a)	130	43,005
Gilead Sciences, Inc. (a)	1,600	170,320
United Therapeutics Corporation (a)	430	55,320
		268,645
Health Care Providers & Services — 10.4%
Aetna, Inc.	2,340	189,540
AmerisourceBergen Corporation	2,210	170,833
Cardinal Health, Inc.	2,340	175,313
CIGNA Corporation	580	52,600
Express Scripts Holding Company (a)	2,450	173,044
HCA Holdings, Inc. (a)	2,830	199,572
Humana, Inc.	360	46,904
McKesson Corporation	860	167,416
Omnicare, Inc.	2,090	130,123
WellPoint, Inc.	980	117,228
		1,422,573

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8% (Continued)	Shares	Value
Health Care — 13.6% (Continued)
Pharmaceuticals — 1.2%
Merck & Company, Inc.	490	$29,047
Pfizer, Inc.	4,800	141,936
		170,983
Industrials — 9.9%
Aerospace & Defense — 3.5%
Alliant Techsystems, Inc.	280	35,739
Huntington Ingalls Industries, Inc.	740	77,115
Lockheed Martin Corporation	860	157,191
Northrop Grumman Corporation	1,600	210,816
		480,861
Air Freight & Logistics — 1.6%
FedEx Corporation	1,320	213,114

Airlines — 2.4%
Alaska Air Group, Inc.	2,450	106,673
Delta Air Lines, Inc.	3,570	129,055
Southwest Airlines Company	2,210	74,632
United Continental Holdings, Inc. (a)	350	16,377
		326,737
Machinery — 1.2%
Trinity Industries, Inc.	3,430	160,250

Road & Rail — 1.0%
Avis Budget Group, Inc. (a)	2,590	142,165

Trading Companies & Distributors — 0.2%
United Rentals, Inc. (a)	250	27,775

Information Technology — 9.3%
Electronic Equipment, Instruments & Components — 1.3%
Flextronics International Ltd. (a)	11,120	114,758
Ingram Micro, Inc. - Class A (a)	2,340	60,396
		175,154
IT Services — 1.7%
Computer Sciences Corporation	1,960	119,854
Xerox Corporation	8,230	108,883
		228,737

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8% (Continued)	Shares	Value
Information Technology — 9.3% (Continued)
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corporation	5,910	$205,786
Micron Technology, Inc. (a)	2,850	97,641
ON Semiconductor Corporation (a)	13,650	122,031
		425,458
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	1,730	174,297
Lexmark International, Inc. - Class A	1,730	73,525
Western Digital Corporation	1,950	189,774
		437,596
Materials — 3.5%
Chemicals — 1.5%
CF Industries Holdings, Inc.	170	47,467
LyondellBasell Industries N.V. - Class A	1,470	159,730
		207,197
Metals & Mining — 2.0%
Alcoa, Inc.	7,380	118,744
United States Steel Corporation	4,050	158,639
		277,383
Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	2,710	95,500
BCE, Inc.	1,960	83,810
CenturyLink, Inc.	4,800	196,272
		375,582
Utilities — 5.8%
Electric Utilities — 2.1%
American Electric Power Company, Inc.	1,230	64,218
Edison International	970	54,243
Entergy Corporation	980	75,783
Exelon Corporation	2,680	91,361
		285,605
Independent Power and Renewable Electricity Producers — 2.6%
AES Corp. (The)	9,710	137,688
Calpine Corporation (a)	5,780	125,426
NRG Energy, Inc.	3,070	93,574
		356,688

BPV Large Cap Value Fund	Portfolio of Investments
September 30, 2014 (Unaudited)

COMMON STOCKS — 98.8% (Continued)	Shares	Value
Utilities — 5.8% (Continued)
Multi-Utilities — 1.1%
PG&E Corporation	3,430	$154,487

Total Common Stocks (Cost $13,483,530)		$13,525,542

MONEY MARKET FUNDS — 0.6%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $81,225)	81,225	$81,225

Total Investments at Value — 99.4% (Cost $13,564,755)		$13,606,767

Other Assets in Excess of Liabilities — 0.6%		77,605

Net Assets — 100.0%		$13,684,372

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS
Investments in securities:
At cost	$34,857,545	$63,147,561
At value (Note 2)	$39,654,795	$72,159,654
Deposits with brokers for options contracts (Note 2)	265,688	915,548
Dividends receivable	83,769	195,446
Receivable for capital shares sold	30,100	1,594,079
Receivable from Advisor (Note 5)	2,872	—
Other assets	19,674	21,355
TOTAL ASSETS	40,056,898	74,886,082

LIABILITIES
Options contracts written, at value (Notes 2 and 6)
(premiums received $— and $993,189)	—	758,351
Payable for capital shares redeemed	—	1,756
Payable to Advisor (Note 5)	—	16,619
Accrued distribution fees (Note 5)	242	2,320
Payable to administrator (Note 5)	15,258	22,691
Other accrued expenses	20,463	22,755
TOTAL LIABILITIES	35,963	824,492

NET ASSETS	$40,020,935	$74,061,590

Net assets consist of:
Paid-in capital	$34,750,117	$73,257,734
Accumulated net investment income (loss)	190,634	(43,772)
Accumulated net realized gains (losses) from security transactions and options contracts (Note 6)	282,934	(8,399,303)
Net unrealized appreciation on investments and options contracts (Note 6)	4,797,250	9,246,931
Net Assets	$40,020,935	$74,061,590

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$38,861,464	$62,816,262
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,457,621	5,990,975
Net asset value, redemption price and offering price per share (a)	$11.24	$10.49

PRICING OF ADVISOR SHARES
Net assets applicable to Advisor Shares	$1,159,471	$11,245,328
Advisor Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	103,278	1,079,591
Net asset value, redemption price and offering price per share (a)	$11.23	$10.42

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
ASSETS
Investments in securities:
At cost	$54,026,922	$13,564,755
At value (Note 2)	$54,694,223	$13,606,767
Cash	—	448
Deposits with brokers for options contracts (Note 2)	404,474	—
Dividends receivable	145,669	11,927
Receivable for investment securities sold	—	544,044
Receivable for capital shares sold	25,000	—
Receivable from Advisor (Note 5)	24,990	13,481
Other assets	17,409	37,325
TOTAL ASSETS	55,311,765	14,213,992

LIABILITIES
Options contracts written, at value (Notes 2 and 6) (premiums received $710,306 and $—)	545,942	—
Payable for investment securities purchased	—	506,645
Payable for capital shares redeemed	1,154	728
Accrued distribution fees (Note 5)	—	595
Payable to administrator (Note 5)	10,228	4,694
Other accrued expenses	25,775	16,958
TOTAL LIABILITIES	583,099	529,620

NET ASSETS	$54,728,666	$13,684,372

Net assets consist of:
Paid-in capital	$54,334,714	$13,632,025
Accumulated net investment income	162,242	31,252
Accumulated net realized losses from security transactions and options contracts (Note 6)	(599,955)	(20,917)
Net unrealized appreciation on investments and options contracts (Note 6)	831,665	42,012
Net Assets	$54,728,666	$13,684,372

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$54,728,666	$10,631,561
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,362,867	1,029,704
Net asset value, redemption price and offering price per share (a)	$10.21	$10.32

PRICING OF ADVISOR SHARES
Net assets applicable to Advisor Shares		$3,052,811
Advisor Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		295,941
Net asset value, redemption price and offering price per share (a)		$10.32

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME
Dividends	$408,499	$370,050

EXPENSES
Investment advisory fees (Note 5)	169,816	275,907
Mutual fund servicing fees (Note 5)	70,304	101,062
Trustees’ fees and expenses (Note 5)	26,915	40,458
Professional fees	24,906	35,784
Shareholder service fees	21,937	34,244
Registration and filing fees	15,793	12,165
Insurance expense	12,295	9,399
Postage and supplies	6,250	14,998
Compliance support services fees (Note 5)	8,380	8,380
Distribution fees (Note 5)	1,499	13,967
Custody and bank service fees	4,557	5,747
Printing of shareholder reports	4,376	5,250
TOTAL EXPENSES	367,028	557,361
Advisory fee reductions and/or expenses reimbursed by Advisor (Note 5)	(139,109)	(179,884)
NET EXPENSES	227,919	377,477

NET INVESTMENT INCOME (LOSS)	180,580	(7,427)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gains (losses) from:
Security transactions	1,224,476	26,460
Options contracts (Note 6)	(373,039)	(1,269,259)
Net change in unrealized appreciation/depreciation on:
Investments	(232,393)	1,862,881
Options contracts (Note 6)	273,826	190,800

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTIONS CONTRACTS	892,870	810,882

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,073,450	$803,455

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
INVESTMENT INCOME
Dividends	$214,324	$57,466
Foreign tax witholding	—	(296)
TOTAL INVESTMENT INCOME	214,324	57,170

EXPENSES
Investment advisory fees (Note 5)	68,775	20,295
Mutual fund servicing fees (Note 5)	53,266	21,399
Offering costs (Note 2)	25,068	31,048
Professional fees	19,798	13,267
Trustees’ fees and expenses (Note 5)	18,221	3,447
Shareholder service fees	16,071	2,910
Compliance support services fees (Note 5)	8,380	8,380
Postage and supplies	6,250	3,625
Printing of shareholder reports	5,856	3,657
Registration and filing fees	7,799	1,600
Custody and bank service fees	3,815	2,562
Distribution fees (Note 5)	—	939
TOTAL EXPENSES	233,299	113,129
Advisory fee reductions and/or expenses reimbursed by Advisor (Note 5)	(147,331)	(87,211)
NET EXPENSES	85,968	25,918

NET INVESTMENT INCOME	128,356	31,252

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized losses from:
Security transactions	(7,138)	(20,917)
Options contracts (Note 6)	(545,715)	—
Net change in unrealized appreciation/depreciation on:
Investments	636,022	42,012
Options contracts (Note 6)	144,258	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTIONS CONTRACTS	227,427	21,095

NET INCREASE IN NET ASSETS FROM OPERATIONS	$355,783	$52,347

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
FROM OPERATIONS
Net investment income	$180,580	$600,311
Net realized gains (losses) from:
Security transactions	1,224,476	(281,124)
Options contracts (Note 6)	(373,039)	116,704
Net change in unrealized appreciation/depreciation on:
Investments	(232,393)	1,409,470
Options contracts (Note 6)	273,826	(112,609)
Net increase in net assets from operations	1,073,450	1,732,752

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(522,416)
From net realized gains, Institutional Shares	—	(114,862)
From net realized gains, Advisor Shares	—	(446)
Decrease in net assets from distributions to shareholders	—	(637,724)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	4,026,638	8,719,361
Net asset value of shares issued in reinvestment of distributions to shareholders	—	628,208
Payments for shares redeemed, net of redemption fees (Note 2)	(13,703,764)	(54,995,074)
Net decrease in net assets from Institutional Shares transactions	(9,677,126)	(45,647,505)

ADVISOR SHARES
Proceeds from shares sold	37,505	968,390
Net asset value of shares issued in reinvestment of distributions to shareholders	—	385
Payments for shares redeemed, net of redemption fees (Note 2)	(114,473)	(63,858)
Net increase (decrease) in net assets from Advisor Shares transactions	(76,968)	904,917

TOTAL DECREASE IN NET ASSETS	(8,680,644)	(43,647,560)

NET ASSETS
Beginning of period	48,701,579	92,349,139
End of period	$40,020,935	$48,701,579

ACCUMULATED NET INVESTMENT INCOME	$190,634	$10,054

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
CAPITAL SHARE ACTIVITY
BPV Core Diversification - Institutional Shares
Shares sold	357,166	816,876
Shares reinvested	—	58,821
Shares redeemed	(1,215,171)	(5,182,131)
Net decrease in shares outstanding	(858,005)	(4,306,434)
Shares outstanding, beginning of period	4,315,626	8,622,060
Shares outstanding, end of period	3,457,621	4,315,626

BPV Core Diversification - Advisor Shares
Shares sold	3,341	88,217
Shares reinvested	—	36
Shares redeemed	(10,197)	(6,056)
Net increase (decrease) in shares outstanding	(6,856)	82,197
Shares outstanding, beginning of period	110,134	27,937
Shares outstanding, end of period	103,278	110,134

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
FROM OPERATIONS
Net investment income (loss)	$(7,427)	$50,622
Net realized gains (losses) from:
Security transactions	26,460	(1,274,006)
Options contracts (Note 6)	(1,269,259)	(2,437,120)
Net change in unrealized appreciation/depreciation on:
Investments	1,862,881	4,694,366
Options contracts (Note 6)	190,800	280,491
Net increase in net assets from operations	803,455	1,314,353

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(107,202)
From net realized gains, Institutional Shares	—	(1,535,256)
From net realized gains, Advisor Shares	—	(197,334)
Decrease in net assets from distributions to shareholders	—	(1,839,792)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	23,215,124	52,463,574
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,585,105
Payments for shares redeemed, net of redemption fees (Note 2)	(18,185,245)	(26,340,757)
Net increase in net assets from Institutional Shares transactions	5,029,879	27,707,922

ADVISOR SHARES
Proceeds from shares sold	5,285,124	11,898,335
Net asset value of shares issued in reinvestment of distributions to shareholders	—	158,931
Payments for shares redeemed, net of redemption fees (Note 2)	(4,929,530)	(1,202,746)
Net increase in net assets from Advisor Shares transactions	355,594	10,854,520

TOTAL INCREASE IN NET ASSETS	6,188,928	38,037,003

NET ASSETS
Beginning of period	67,872,662	29,835,659
End of period	$74,061,590	$67,872,662

ACCUMULATED NET INVESTMENT LOSS	$(43,772)	$(36,345)

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
CAPITAL SHARE ACTIVITY
BPV Wealth Preservation - Institutional Shares
Shares sold	2,220,265	5,021,008
Shares reinvested	—	153,298
Shares redeemed	(1,738,092)	(2,538,399)
Net increase in shares outstanding	482,173	2,635,907
Shares outstanding, beginning of period	5,508,802	2,872,895
Shares outstanding, end of period	5,990,975	5,508,802

BPV Wealth Preservation - Advisor Shares
Shares sold	508,062	1,144,741
Shares reinvested	—	15,460
Shares redeemed	(474,471)	(116,911)
Net increase in shares outstanding	33,591	2,710
Shares outstanding, beginning of period	1,046,000	1,043,290
Shares outstanding, end of period	1,079,591	1,046,000

See accompanying notes to financial statements.

BPV Low Volatility Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Period Ended March 31, 2014(a)
FROM OPERATIONS
Net investment income	$128,356	$32,388
Net realized losses from:
Security transactions	(7,138)	(33,663)
Options contracts (Note 6)	(545,715)	(13,439)
Net change in unrealized appreciation/depreciation on:
Investments	636,022	35,352
Options contracts (Note 6)	144,258	16,033
Net increase in net assets from operations	355,783	36,671

FROM CAPITAL SHARE TRANSACTIONS (Note 2)
Proceeds from shares sold	36,920,469	22,883,197
Payments for shares redeemed, net of redemption fees	(5,446,598)	(20,856)
Net increase in net assets from capital share transactions	31,473,871	22,862,341

TOTAL INCREASE IN NET ASSETS	31,829,654	22,899,012

NET ASSETS
Beginning of period	22,899,012	—
End of period	$54,728,666	$22,899,012

ACCUMULATED NET INVESTMENT INCOME	$162,242	$33,886

CAPITAL SHARE ACTIVITY
Shares sold	3,628,142	2,275,924
Shares redeemed	(539,129)	(2,070)
Net increase in shares outstanding	3,089,013	2,273,854
Shares outstanding, beginning of period	2,273,854	—
Shares outstanding, end of period	5,362,867	2,273,854

(a)	Represents the period from commencement of operations (February 3, 2014) through March 31, 2014.

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Statements of Changes in Net Assets

Six Months Ended September 30, 2014(a) (Unaudited)
FROM OPERATIONS
Net investment income	$31,252
Net realized losses from security transactions	(20,917)
Net change in unrealized appreciation/depreciation on investments	42,012
Net increase in net assets from operations	52,347

FROM CAPITAL SHARE TRANSACTIONS (Note 2)
INSTITUTIONAL SHARES
Proceeds from shares sold	12,901,413
Payments for shares redeemed, net of redemption fees	(2,368,093)
Net increase in net assets from Institutional Shares transactions	10,533,320

ADVISOR SHARES
Proceeds from shares sold	3,098,705

TOTAL INCREASE IN NET ASSETS	13,684,372

NET ASSETS
Beginning of period	—
End of period	$13,684,372

ACCUMULATED NET INVESTMENT INCOME	$31,252

CAPITAL SHARE ACTIVITY
BPV Large Cap Value - Institutional Shares
Shares sold	1,262,487
Shares redeemed	(232,783)
Net increase in shares outstanding	1,029,704

BPV Large Cap Value - Advisor Shares
Shares sold	295,941
Shares redeemed	—
Net increase in shares outstanding	295,941

(a)	Represents the period from commencement of operations (April 1, 2014) through September 30, 2014.

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$11.00		$10.68	$10.39	$10.00

Income from investment operations:
Net investment income	0.04		0.08	0.08	0.01
Net realized and unrealized gains on investments	0.20		0.33	0.28	0.40
Total from investment operations	0.24		0.41	0.36	0.41

Less distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.02)
Distributions from net realized gains	—		(0.02)	(0.01)	(0.00	)(b)
Total distributions	—		(0.09)	(0.07)	(0.02)

Proceeds from reemptionfees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$11.24		$11.00%	$10.68	$10.39

Total return (c)	2.18%	(d)	3.85%	3.46%	4.07%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$38,861		$47,489	$92,051	$35,970

Ratio of total expenses to average net assets	1.62%	(e)	1.36%	1.57%	3.25%	(e)

Ratio of net expenses to average net assets (f)	1.00%	(e)	1.00%	1.00%	1.00%	(e)

Ratio of net investment income to average net assets (f)	0.81%	(e)	0.76%	0.72%	0.23%	(e)

Portfolio turnover rate	22%	(d)	47%	56%	2%	(d)

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014		Period Ended March 31, 2013(a)
Net asset value at beginning of period	$11.01		$10.66		$10.39

Income from investment operations:
Net investment income	0.03		0.07		0.01
Net realized and unrealized gains on investments	0.19		0.30		0.26
Total from investment operations	0.22		0.37		0.27

Less distributions:
Distributions from net realized gains	—		(0.02)		—

Proceeds from redemption fees collected (Note 2)	—		0.00	(b)	—

Net asset value at end of period	$11.23		$11.01		$10.66

Total return (c)	2.00%	(d)	3.44%		2.60%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$1,159		$1,212		$298

Ratio of total expenses to average net assets	1.78%	(e)	1.89%		2.29%	(e)

Ratio of net expenses to average net assets (f)	1.25%	(e)	1.48%		1.65%	(e)

Ratio of net investment income to average net assets (f)	0.56%	(e)	0.67%		0.53%	(e)

Portfolio turnover rate	22%	(d)	47%		56%	(g)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(g)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$10.36		$10.38	$10.15	$10.00

Income from investment operations:
Net investment income	0.00	(b)	0.01	0.07	0.06
Net realized and unrealized gains on investments	0.13		0.22	0.22	0.12
Total from investment operations	0.13		0.23	0.29	0.18

Less distributions:
Dividends from net investment income	—		(0.02)	(0.06)	(0.03)
Distributions from net realized gains	—		(0.23)	—	—
Total distributions	—		(0.25)	(0.06)	(0.03)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—

Net asset value at end of period	$10.49		$10.36	$10.38	$10.15

Total return (c)	1.25%	(d)	2.21%	2.86%	1.83%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$62,816		$57,089	$29,808	$9,214

Ratio of total expenses to average net assets	1.50%	(e)	1.46%	2.11%	5.42%	(e)

Ratio of net expenses to average net assets (f)	1.00%	(e)	1.00%	1.00%	1.00%	(e)

Ratio of net investment income to average net assets (f)	0.02%	(e)	0.11%	0.65%	1.26%	(e)

Portfolio turnover rate	4%	(d)	51%	0%	0%

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	Period Ended March 31, 2013(a)
Net asset value at beginning of period	$10.31		$10.36	$10.27

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.02)	(0.02)
Net realized and unrealized gains on investments	0.12		0.20	0.11
Total from investment operations	0.11		0.18	0.09

Less distributions:
Distributions from net realized gains	—		(0.23)	—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	—

Net asset value at end of period	$10.42		$10.31	$10.36

Total return (c)	1.07%	(d)	1.77%	0.88%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$11,245		$10,784	$28

Ratio of total expenses to average net assets	1.74%	(e)	1.83%	2.65%	(e)

Ratio of net expenses to average net assets (f)	1.25%	(e)	1.39%	1.65%	(e)

Ratio of net investment loss to average net assets (f)	(0.23)%	(e)	(0.17)%	(0.72)%	(e)

Portfolio turnover rate	4%	(d)	51%	0%	(g)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(g)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Low Volatility Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended September 30, 2014 (Unaudited)		Period Ended March 31, 2014(a)
Net asset value at beginning of period	$10.07		$10.00

Income from investment operations:
Net investment income	0.02		0.04
Net realized and unrealized gains on investments	0.12		0.03
Total from investment operations	0.14		0.07

Proceeds from redemption fees collected (Note 2)	0.00	(b)	—

Net asset value at end of period	$10.21		$10.07

Total return (c)	1.39%	(d)	0.70%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$54,729		$22,899

Ratio of total expenses to average net assets	1.35%	(e)	2.98%	(e)

Ratio of net expenses to average net assets (f)	0.50%	(e)	0.50%	(e)

Ratio of net investment income to average net assets (f)	0.74%	(e)	2.36%	(e)

Portfolio turnover rate	5%	(d)	0%	(d)

(a)	Represents the period from commencement of operations (February 3, 2014) through March 31, 2014.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout the period:

	Six Months Ended September 30, 2014(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.29
Total from investment operations	0.32

Proceeds from redemption fees collected (Note 2)	0.00	(b)

Net asset value at end of period	$10.32

Total return (c)	3.20%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$10,632

Ratio of total expenses to average net assets	3.53%	(e)

Ratio of net expenses to average net assets (f)	0.80%	(e)

Ratio of net investment income to average net assets (f)	1.02%	(e)

Portfolio turnover rate	99%	(d)

(a)	Represents the period from commencement of operations (April 1, 2014) through September 30, 2014.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout the period:

	Six Months Ended September 30, 2014(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.31
Total from investment operations	0.32

Net asset value at end of period	$10.32

Total return (b)	3.20%	(c)

Ratios and supplemental data:
Net assets at end of period (000's)	$3,053

Ratio of total expenses to average net assets	3.79%	(d)

Ratio of net expenses to average net assets (e)	1.05%	(d)

Ratio of net investment income to average net assets (e)	0.78%	(d)

Portfolio turnover rate	99%	(c)

(a)	Represents the period from commencement of operations (April 1, 2014) through September 30, 2014.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund, and the BPV Large Cap Value Fund, and Institutional Shares of the BPV Low Volatility Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation; the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; the BPV Low Volatility Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; and the BPV Large Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Each class of shares of a Fund has identical rights to earnings and assets of such Fund and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only that class. The Trust permits the Board of Trustees (the “Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of these financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014 by security type:

BPV Core Diversification Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$35,664,445	$—	$—	$35,664,445
Open-End Funds	2,308,517	—	—	2,308,517
Purchased Option Contracts	—	28,250	—	28,250
Money Market Funds	1,653,583	—	—	1,653,583
Total Investments in Securities	$39,626,545	$28,250	$—	$39,654,795

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

BPV Wealth Preservation Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$40,999,862	$—	$—	$40,999,862
Purchased Option Contracts	—	581,575	—	581,575
Money Market Funds	30,578,217	—	—	30,578,217
Total Investments in Securities	$71,578,079	$581,575	$—	$72,159,654
Other Financial Instruments:
Written Option Contracts	$—	$(758,351)	$—	$(758,351)
Total Other Financial Instruments	$—	$(758,351)	$—	$(758,351)

BPV Low Volatility Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$30,557,802	$—	$—	$30,557,802
Purchased Option Contracts	—	431,905	—	431,905
Money Market Funds	23,704,516	—	—	23,704,516
Total Investments in Securities	$54,262,318	$431,905	$—	$54,694,223
Other Financial Instruments:
Written Option Contracts	$—	$(545,942)	$—	$(545,942)
Total Other Financial Instruments	$—	$(545,942)	$—	$(545,942)

BPV Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$13,525,542	$—	$—	$13,525,542
Money Market Funds	81,225	—	—	81,225
Total Investments in Securities	$13,606,767	$—	$—	$13,606,767

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2014, the Funds did not have any transfers in and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

During the period ended September 30, 2014, the Funds did not use any significant unobservable inputs (Level 3) in determining fair value.

Share Valuation and Redemption Fees – The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

each Class and each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 60 days of the date of purchase.

During the periods ended September 30, 2014 and March 31, 2014, proceeds from redemption fees were as follows:

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
BPV Core Diversification Fund	$2,500	$862
BPV Wealth Preservation Fund	$10,839	$3,007
BPV Low Volatility Fund	$47	$—
BPV Large Cap Value Fund	$2,501	N/	A

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Dividends and Distributions – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually to shareholders of each Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

The tax character of distributions paid during the periods ended September 30, 2014 and March 31, 2014 were as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
BPV Core Diversification Fund	09/30/14	$—	$—	$—
	03/31/14	$522,416	$115,308	$637,724
BPV Wealth Preservation Fund	09/30/14	$—	$—	$—
	03/31/14	$1,839,792	$—	$1,839,792
BPV Low Volatility Fund	09/30/14	$—	$—	$—
	03/31/14	$—	$—	$—
BPV Large Cap Value Fund	09/30/14	$—	$—	$—
	03/31/14	N/A	N/A	N/A

Offering Costs – Offering costs, including cost of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of September 30, 2014, offering costs remaining to be amortized for the BPV Low Volatility Fund and the BPV Large Cap Value Fund are $16,496 and $34,737, respectively.

Option Writing / Purchasing – The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjustment to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risk from entering into option transactions arise from the potential inability of the counterparties to meet the terms of the contracts, the potential inability to enter into closing transaction because of an illiquid secondary market and from unexpected movements in security values.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

3. FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent that 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2014:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund	BPV Large Cap Value Fund
Tax cost of portfolio investments	$35,827,652	$66,905,356	$54,034,060	$13,569,630
Gross unrealized appreciation	$4,915,597	$9,149,686	$923,183	$403,473
Gross unrealized depreciation	(1,088,454)	(3,895,388)	(263,020)	(366,336)
Net unrealized appreciation	3,827,143	5,254,298	660,163	37,137
Net unrealized appreciation on written options contracts	—	234,838	164,364	—
Accumulated ordinary income	190,634	—	162,242	15,210
Undistributed long-term gains	1,253,041	—	—	—
Other losses	—	(4,685,279)	(592,817)	—
Accumulated earnings	$5,270,818	$803,856	$393,952	$52,347

As of September 30, 2014, the tax cost of written options contracts for the BPV Wealth Preservation Fund and the BPV Low Volatility Fund is $993,189 and $710,306, respectively.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

returns for the current and all open tax years (tax years ended March 31, 2011 through March 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, options and U.S. government securities, were as follows:

	Cost of Purchases of Investment Securities	Proceeds from Sales of Investment Securities
BPV Core Diversification Fund	$9,265,712	$16,709,091
BPV Wealth Preservation Fund	$7,983,660	$1,511,619
BPV Low Volatility Fund	$19,772,952	$823,282
BPV Large Cap Value Fund	$19,603,565	$6,099,118

5. TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY AGREEMENT

Pursuant to the Investment Advisory Agreement with each Fund, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.75% of the average daily net assets for the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.40% of the average daily net assets for the BPV Low Volatility Fund, and 0.65% of the average daily net assets for the BPV Large Cap Value Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with Quintium Advisors, LLC with respect to the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund, and with AJO, LP with respect to the BPV Large Cap Value Fund. Pursuant to these agreements, the Adviser pays each sub-adviser a monthly fee that varies depending on the amount of assets under the sub-adviser’s management.

The Adviser has contractually agreed to reduce its fees or reimburse expenses of the Funds so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with GAAP, extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will not exceed 1.00% of average daily net assets of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.50% of average daily net assets of the BPV Low Volatility Fund and 0.80% of average

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

daily net assets of the BPV Large Cap Value Fund. Any fee reductions or expense reimbursements under the expense limitation agreement are subject to repayment by the Funds provided that such repayment does not result in a Fund’s expenses exceeding the applicable expense limitation, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayments following the twelve month period in which reimbursement or waiver occurs.

During the six months ended September 30, 2014, the Adviser’s fee reductions and/or expense reimbursements were as follows:

Fund	Fees Waived/Expenses Reimbursed by Adviser
BPV Core Diversification Fund	$139,109
BPV Wealth Preservation Fund	$179,884
BPV Low Volatility Fund	$147,331
BPV Large Cap Value Fund	$87,211

As of September 30, 2014, the amount of fee reductions and expense reimbursements available for recovery by the Adviser from the BPV Core Diversification Fund, the BPV Wealth Preservation Fund, the BPV Low Volatility Fund and the BPV Large Cap Value Fund is $968,491, $743,736, $181,394 and $87,211, respectively. The Adviser may recapture these amounts no later than September 30 of the year stated below:

Fund	2015	2016	2017	2018	Total
BPV Core Diversification Fund	$177,166	$369,361	$282,855	$139,109	$968,491
BPV Wealth Preservation Fund	$102,530	$203,623	$257,699	$179,884	$743,736
BPV Low Volatility Fund	N/A	N/A	$34,063	$147,331	$181,394
BPV Large Cap Value Fund	N/A	N/A	N/A	$87,211	$87,211

Effective September 19, 2014, the Trust’s Chief Compliance Officer (“CCO”) is an officer of the Adviser and is paid by the Adviser for these services.

OTHER SERVICE PROVIDERS

Effective September 19, 2014, Ultimus Fund Solutions, LLC ("Ultimus") is the provider for fund administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of the Funds' shares and an affiliate of Ultimus. Ultimus waived all of its fees during the period ended September 30, 2014.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Prior to September 19, 2014, ALPS Fund Services, Inc. (“ALPS”) provided fund administration, fund accounting and transfer agency services to the Funds. During the six months ended September 30, 2014, ALPS was paid $246,031 by the Funds for such services.

Prior to September 19, 2014, ALPS also provided a Chief Compliance Officer to service the Trust. During the six months ended September 30, 2014, ALPS was paid $33,250 by the Funds for such services.

DISTRIBUTION AGREEMENT

Effective September 19, 2014, pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives annual compensation from each Fund for such services. Prior to September 19, 2014, ALPS Distributors, Inc. provided distribution services to the Funds.

DISTRIBUTION PLANS

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Advisor Shares of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of average daily net assets attributable to each Fund’s Advisor Shares.

During the six months ended September 30, 2014, Advisors Shares of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund incurred distribution expenses of $1,499, $13,967 and $939, respectively.

COMPENSATION OF TRUSTEES

Certain Trustees and officers of the Trust are also officers of the Adviser.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $6,000, paid quarterly, a fee of $1,500 per Fund for attendance at each in-person meeting of the Board of Trustees and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

6. DERIVATIVES RISK AND TRANSACTIONS

Investing in derivatives, including options, involves the risk of sustaining large and sudden losses. The use of derivatives by the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund may reduce each Fund's returns and/or increase its volatility. Fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

A summary of call and put option contracts written by the Funds for the period ended September 30, 2014 is as follows:

BPV Core Diversification Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	—	$—	—	$—
Options written	370	12,188	—	—
Options expired	—	—		—
Options closed	(370)	(12,188)	—	—
Options outstanding at end of period	—	$—	—	$—

BPV Wealth Preservation Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	1,194	$231,200	—	$—
Options written	5,745	1,625,104	2,336	474,446
Options expired	(736)	(40,631)	(83)	(12,397)
Options closed	(4,820)	(1,025,741)	(1,266)	(258,792)
Options outstanding at end of period	1,383	$789,932	987	$203,257

BPV Low Volatility Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	401	$72,218	—	$—
Options written	2,860	962,327	1,161	237,054
Options expired	(280)	(15,458)	(32)	(4,780)
Options closed	(1,976)	(433,994)	(561)	(107,061)
Options outstanding at end of period	1,005	$585,093	568	$125,213

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

The locations in the Statements of Assets and Liabilities of the derivative positions of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund are as follows:

BPV Core Diversification Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding at September 30, 2014	Average Monthly Notional Amount During the Six Months Ended September 30, 2014
Equity call options purchased	Investments in securities, at value	$28,250	$—	$2,906,750	$3,608,167

BPV Wealth Preservation Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding at September 30, 2014	Average Monthly Notional Amount During the Six Months Ended September 30, 2014
Equity call options purchased	Investments in securities, at value	$83,175	$—	$2,955,300	$492,550
Equity put options purchased	Investments in securities, at value	498,400	—	40,999,862	39,357,018
Equity call options written	Options contracts written, at value	—	(591,054)	(27,247,866)	(24,558,475)
Equity put options written	Options contracts written, at value	—	(167,297)	(19,445,874)	(17,012,373)
		$581,575	$(758,351)	$(2,738,578)	$(1,721,280)

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

BPV Low Volatility Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding at September 30, 2014	Average Monthly Notional Amount During the Six Months Ended September 30, 2014
Equity call options purchased	Investments in securities, at value	$60,441	$—	$2,147,518	$357,920
Equity put options purchased	Investments in securities, at value	371,464	—	30,557,802	19,577,243
Equity call options written	Options contracts written, at value	—	(437,694)	(19,800,510)	(12,213,764)
Equity put options written	Options contracts written, at value	—	(108,248)	(11,190,736)	(7,940,493)
		$431,905	$(545,942)	$1,714,074	$(219,094)

Transactions in derivative instruments for the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund during the six months ended September 30, 2014 are recorded in the following locations in the Statements of Operations:

BPV Core Diversification Fund

Type of Derivative	Location	Net Realized Losses	Location	Net Change in Unrealized Appreciation/Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from options contracts	$(373,039)	Net change in unrealized appreciation/depreciation on options contracts	$273,826

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

BPV Wealth Preservation Fund

Type of Derivative	Location	Net Realized Losses	Location	Net Change in Unrealized Appreciation/Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from options contracts	$(971,016)	Net change in unrealized appreciation/depreciation on options contracts	$19,835
Equity Contracts (Written Options)	Net realized gains (losses) from options contracts	$(298,243)	Net change in unrealized appreciation/depreciation on options contracts	$170,965

BPV Low Volatility Fund

Type of Derivative	Location	Net Realized Losses	Location	Net Change in Unrealized Appreciation/Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from options contracts	$(382,303)	Net change in unrealized appreciation/depreciation on options contracts	$(4,073)
Equity Contracts (Written Options)	Net realized gains (losses) from options contracts	$(163,412)	Net change in unrealized appreciation/depreciation on options contracts	$148,331

The BPV Large Cap Value Fund did not hold any derivative instruments as of or during the six months ended September 30, 2014.

BPV Family of Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolios will be adversely affected. As of September 30, 2014, the BPV Large Cap Value Fund had 27.6% of the value of its net assets invested in stocks within the Financials sector.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BPV Family of Funds	About Your Funds’ Expenses
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (April 1, 2014) and held until the end of the period (September 30, 2014).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of each class of shares of the Funds within 60 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BPV Family of Funds	About Your Funds’ Expenses
(Unaudited)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Net Expense Ratio(a)	Expenses Paid During Period(b)
BPV Core Diversification Fund
Institutional Shares
Actual	$1,000.00	$1,021.80	1.00%	$5.07
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	1.00%	$5.06
Advisor Shares
Actual	$1,000.00	$1,020.00	1.25%	$6.33
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

BPV Wealth Preservation Fund
Institutional Shares
Actual	$1,000.00	$1,012.50	1.00%	$5.05
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	1.00%	$5.06
Advisor Shares
Actual	$1,000.00	$1,010.70	1.25%	$6.30
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

BPV Low Volatility Fund
Institutional Shares
Actual	$1,000.00	$1,013.90	0.50%	$2.52
Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

BPV Large Cap Value Fund
Institutional Shares
Actual	$1,000.00	$1,032.00	0.80%	$4.08
Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.06	0.80%	$4.05
Advisor Shares
Actual	$1,000.00	$1,032.00	1.05%	$5.35
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	1.05%	$5.32

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equtl to the Funds’ annualized expense ratio multiplied by the average account value over the period, muliplied by 183/365 (to reflect the one-half year period).

BPV Family of Funds	Other Information
(Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

Change in Independent Registered Public Accounting Firm
(Unaudited)

On November 12, 2014, Deloitte & Touche LLP (“D&T”) was replaced as the independent registered public accounting firm of the Funds, and Cohen Fund Audit Services, LTD (“Cohen”) was selected as the Funds’ new independent registered public accounting firm. The Funds’ selection of Cohen as its independent auditor was approved by the Audit Committee of the Funds’ Board of Trustees.

D&T’s reports on the Funds’ financial statements for the prior two fiscal years did not contain any adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and the subsequent interim period through November 12, 2014, there were no (1) disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such periods, or (2) reportable events.

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

The continuance of the investment advisory agreements (the “Advisory Agreements”) of the Core Diversification Fund and the Wealth Preservation Fund (together the “Renewed Funds”) with the Adviser was approved by the Trustees on May 14, 2014. Legal counsel directed the Trustees to a memorandum legal counsel had prepared (the “Memorandum”) that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the continuance of the Advisory Agreements.

Michael West, a principal of the Adviser, then reviewed with the Trustees a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Adviser Memorandum”), a copy of which was also included in the materials distributed to the Trustees in advance of the meeting (the “Board Materials”). He discussed the services provided to the Renewed Funds by the Adviser, the Adviser’s experience and qualifications, the historical performance of the Renewed Funds as compared to relevant benchmarks, the Adviser’s financial support of the Renewed Funds, the financial condition of the Adviser, and other information contained in the Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, the Trustees reviewed the services being provided by the Adviser to the Renewed Funds including, without limitation, its investment advisory services since the Renewed Funds’ inception, its coordination of services among the Renewed Funds’ service providers, its oversight of the management of each Fund’s portfolio by Quintium Advisors, LLC (“Quintium”), the Fund’s sub-adviser, its compliance procedures and practices, and its efforts to promote the Renewed Funds and assist in distribution. The Trustees also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Trustees concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Renewed Funds.

(ii)	The investment performance of the Renewed Funds and Adviser. In this regard, the Trustees compared the performance of the Renewed Funds with the performance of benchmark indices and other funds, and discussed the Renewed

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

Funds’ performance relative to the strategy as described in the Renewed Funds’ prospectus. The Trustees considered the difficulty in comparing the performance of the Renewed Funds to other mutual funds, noting in particular that while the Renewed Funds did not have as high of returns as some of the other funds, the Renewed Funds were achieving their respective performance with less risk than most of the comparable funds. The Trustees also considered the consistency of the Adviser’s management of the Renewed Funds with the Renewed Funds’ investment objective and policies. Following discussion of the investment performance of the Renewed Funds, the Adviser’s experience in managing the Renewed Funds and other factors, the Trustees concluded that the investment performance of the Renewed Funds and the Adviser has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Renewed Funds. In this regard, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Renewed Funds and the Adviser by the principal of the Adviser; the asset levels of the Renewed Funds; and the overall expenses of the Renewed Funds, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Renewed Funds. The Trustees then reviewed the fees and expenses of each Fund (including both the management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors. Specifically, the Trustees determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Trustees determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. However, the Trustees also noted that many of the comparable funds were materially larger and could thus more easily afford to have lower fees than the Renewed Funds. Following further discussion, comparisons and consideration, the Trustees concluded that the fees paid to the Adviser by the Renewed Funds are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)	The extent to which economies of scale would be realized as the Renewed Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Renewed Funds’ investors. In this regard, the Trustees considered that the Renewed Funds’ fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Trustees noted that, while the management fee would remain the same at all asset levels, the Renewed Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and Quintium. Additionally,

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

the Renewed Funds have experienced benefits from the Expense Limitation Agreement and, due to the size of each Fund, the Renewed Funds would likely continue to experience benefits from the Expense Limitation Agreement until the Renewed Funds grow to a level where the Adviser receives its full fee.

The Trustees then considered the approval of the continuance of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between each of the Renewed Funds, the Adviser and Quintium. Counsel directed the Trustees to the Memorandum, which summarized the Trustees’ fiduciary duties and responsibilities in reviewing and approving the Sub-Advisory Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the continuance of the Sub-Advisory Agreements.

George Hashbarger Jr., a principal of Quintium, then reviewed with the Trustees a memorandum from Quintium addressed to the Trustees that provided information regarding Quintium and its business (the “Quintium Memorandum”), a copy of which was also included in the Board Materials. He discussed the services provided to the Renewed Funds by Quintium, Quintium’s experience and qualifications, the historical performance of the Renewed Funds as compared to relevant benchmarks, the current compensation terms for Quintium (noting that the responsibility for compensating Quintium was solely the responsibility of the Adviser) and other information contained in the Quintium Memorandum. Mr. Hashbarger then responded to questions from the Trustees regarding the information provided by Quintium, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Sub-Advisory Agreements, the Trustees then considered numerous factors, including:

(i)	The nature, extent, and quality of the services provided by Quintium. In this regard, the Trustees reviewed the services being provided by Quintium to the Renewed Funds including, without limitation, its investment advisory services since the Renewed Funds’ inception. After reviewing the foregoing information and further information in the Quintium Memorandum (e.g., descriptions of Quintium’s business and Quintium’s Form ADV), the Trustees concluded that the quality, extent, and nature of the services provided by Quintium are satisfactory and adequate for the Renewed Funds.

(ii)	The investment performance of the Renewed Funds and Quintium. In this regard, the Trustees compared the performance of the Renewed Funds with the performance of benchmark indices and other funds, and discussed the Renewed Funds’ performance relative to the strategy as described in the Renewed Funds’ prospectus. The Trustees also considered how Quintium’s

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

investment methods focused on limiting risk, and that while the Renewed Funds had lower performance than some of the comparable funds, the measures of risk of the Renewed Funds were lower than the comparable funds. The Trustees also considered the consistency of Quintium’s management of the Renewed Funds with the Renewed Funds’ investment objective and policies. Following discussion of the investment performance of the Renewed Funds, Quintium’s experience in managing the Renewed Funds, Quintium’s historical investment performance and other factors, the Trustees concluded that the investment performance of the Renewed Funds and Quintium has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by Quintium and its affiliates from the relationship with the Renewed Funds. The Trustees examined and evaluated the fee arrangements between each Fund and Quintium under the Sub-Advisory Agreements, and noted that Quintium’s compensation for managing the Renewed Funds was solely the responsibility of the Adviser, and that the Renewed Funds would not be responsible for paying Quintium. The Trustees also considered potential benefits for Quintium in managing the Renewed Funds, including promotion of Quintium’s name and the potential for Quintium to generate soft dollars from Fund trades that may benefit Quintium’s clients other than the Renewed Funds (notwithstanding that Quintium does not currently collect soft dollars). The Trustees also considered the fees charged by Quintium for managing its other clients, noting that Quintium receives a lower management fee for its services (expressed as a percentage of assets managed) to the Renewed Funds than it does for its private fund clients. After considering all of the foregoing, the Trustees concluded that the fees to be paid to Quintium by the Adviser under the Sub-Advisory Agreements are appropriate and within the range of fee that would have been negotiated in an arms’ length transaction.

(iv)	The extent to which economies of scale would be realized as the Renewed Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Renewed Funds’ investors. In this regard, while acknowledging that Quintium is paid by the Adviser rather than directly by the Trust, the Trustees nonetheless considered that the fee arrangements with Quintium, when Fund assets are above $150,000,000, are paid at a fixed rate on Fund assets. The Trustees noted that, while the sub-advisory fee would remain the same at all asset levels above such amount, the Renewed Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and Quintium.

The Investment Advisory Agreement (the “AX Advisory Agreement”) between the Large Cap Value Fund (the “AX Fund”) and the Adviser was considered and approved for the first time at the meeting of the Trustees held on February 18, 2014. Legal

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

counsel directed the Trustees to a memorandum legal counsel had prepared (the “AX Memorandum”), which summarized the Trustees’ fiduciary duties and responsibilities in reviewing and approving the AX Fund’s investment advisory agreement and the investment sub-advisory agreement. Legal Counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the AX Advisory Agreement.

Mr. West then reviewed with the Trustees a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “AX Adviser Memorandum”), a copy of which was also included in the materials distributed to the Trustees in advance of the February 18, 2014 meeting. He discussed the services to be provided to the AX Fund by the Adviser, the Adviser’s experience and qualifications, the financial condition of the Adviser, and other information contained in the AX Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the AX Advisory Agreement, the Trustees then considered numerous factors, including:

(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, the Trustees reviewed the services to be provided by the Adviser to the AX Fund including, without limitation, its investment advisory services, its coordination of services among the AX Fund’s service providers, its proposed oversight of the management of the AX Fund’s portfolio by AJO, LP (“AJO”), the Fund’s sub-adviser, its compliance procedures and practices, and its plans to promote the AX Fund. The Trustees also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the AX Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Trustees concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory and adequate for the AX Fund.

(ii)	The investment performance of the Adviser. In this regard, the Trustees acknowledged that the AX Fund did not have investment performance, and the Adviser has not managed a similar fund in the past. However, the Trustees considered the Adviser’s experience in managing funds generally and other factors, and the Trustees concluded that the relevant investment performance of the Adviser has been satisfactory.

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

(iii)	The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the AX Fund. In this regard, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the AX Fund and the Adviser by the principal of the Adviser; and the overall expenses of the AX Fund, including the proposed fee waiver and expense reimbursement by the Adviser on behalf of the AX Fund. The Trustees then reviewed the fees and expenses of the AX Fund (including both the management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors. Specifically, the Trustees determined that each of the AX Fund’s management fee and net expense ratio was lower than some of the comparable funds and higher than others, but also noting that all of the comparable funds had assets of at least $50 million. Following further discussion, comparisons and consideration, the Trustees concluded that the fees to be paid to the Adviser by the AX Fund is appropriate and within the range of what would have been negotiated at arm’s length.

(iv)	The extent to which economies of scale would be realized as the AX Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the AX Fund’s investors. In this regard, the Trustees considered that the AX Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Trustees noted that, while the management fee would remain the same at all asset levels, the AX Fund will benefit from economies of scale under its agreements with service providers other than the Adviser and AJO.

The Trustees also considered and approved for the first time the Investment Sub-Advisory Agreement (the “AX Sub-Advisory Agreement”) between the AX Fund, the Adviser and AJO. Legal counsel reviewed with the Trustees the AX Memorandum from legal counsel addressed to the Trustees that, among other things, summarized their fiduciary duties and responsibilities in reviewing and approving the AX Fund’s investment sub-advisory agreement. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the AX Sub-Advisory Agreement.

Mr. West then introduced personnel from AJO that were at the meeting (Ted Aronson and Jim Lobb) and reviewed their backgrounds and experience leading and managing portfolios at AJO. Messrs. Aronson and Lobb then reviewed with the Trustees a memorandum from AJO addressed to the Trustees that provided information regarding AJO and its business (the “AJO Memorandum”), a copy of which was also included in

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

the materials distributed to the Trustees in advance of the meeting. They discussed the services to be provided to the AX Fund by AJO, AJO’s experience and qualifications, the historical performance of AJO’s similar accounts, as compared to relevant benchmarks, the current compensation terms for AJO (noting that the responsibility for compensating AJO was solely the responsibility of the Adviser) and other information contained in the AJO Memorandum. Messrs. Aronson and Lobb then responded to questions from the Trustees regarding the information provided by AJO, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the AX Sub-Advisory Agreement, the Trustees then considered numerous factors, including:

(i)	The nature, extent, and quality of the services to be provided by AJO. In this regard, the Trustees reviewed the services to be provided by AJO to the AX Fund, which will be similar to those provided by AJO to other registered investment company clients where AJO sub-advises a portion of the investment company’s portfolio and, to a lesser degree, separate account clients of AJO where AJO manages their portfolio or a portion of their portfolio in a manner similar to the investment strategy proposed for the AX Fund. After reviewing the foregoing information and further information in the AJO Memorandum (e.g., descriptions of AJO’s business and AJO’s Form ADV), the Trustees concluded that the quality, extent and nature of the services to be provided by AJO are satisfactory and adequate for the AX Fund.

(ii)	The investment performance of AJO. In this regard, the Trustees compared the performance of accounts managed by AJO with the same investment strategy as the AX Fund with the performance of its benchmark indices and other funds. The Trustees also considered the many years that AJO had consistently managed that strategy. Following discussion of AJO’s past investment performance, AJO’s experience in managing other funds and accounts and other factors, the Trustees concluded that the investment performance of AJO has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by AJO and its affiliates from the relationship with the AX Fund. The Trustees examined and evaluated the fee arrangements between the AX Fund and AJO under the AX Sub-Advisory Agreement, and noted that AJO’s compensation for managing the AX Fund would be solely the responsibility of the Adviser, and that the AX Fund would not be responsible for paying AJO. The Trustees also considered potential benefits for AJO in managing the AX Fund, including promotion of AJO’s name and the potential for AJO to generate soft dollars from AX Fund trades that may benefit AJO’s clients other than the AX Fund (notwithstanding that AJO does not currently collect soft dollars). The Trustees also considered the fees charged by AJO for managing its other clients, noting that AJO charges the same

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2014 (Unaudited)

management fee for its services (expressed as a percentage of assets managed) to the AX Fund as it does for its separate account clients. After considering all of the foregoing, the Trustees concluded that the fees to be paid to AJO by the Adviser under the AX Sub-Advisory Agreement are appropriate and within the range of fee that would have been negotiated in an arms’ length transaction.

(iv)	The extent to which economies of scale would be realized as the AX Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the AX Funds’ investors. In this regard, while acknowledging that AJO is paid by the Adviser rather than directly by the Trust, the Trustees nonetheless considered that the fee charged by AJO declines as assets in the AX Fund grow.

Must be accompanied or proceeded by a prospectus.
 BPV Family of Funds are distributed by Ultimus Fund Distributors, LLC.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees have been implemented after the registrant's last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	December 8, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 8, 2014

*	Print the name and title of each signing officer under his or her signature.